Subsequent Events (Details Narrative) - USD ($)	Jan. 31, 2023	Jan. 01, 2023	Oct. 01, 2022
Subsequent Event [Line Items]
Dividend paid			$ 561,381
Series C Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend paid		$ 68,809
Conversion of Stock, Shares Converted	1,525,000